Basis of Presentation	12 Months Ended
Dec. 31, 2013
Basis of Presentation
Basis of Presentation

2.  Basis of Presentation

CPE Inc. conducts all of its business through CPE Resources and its subsidiaries.  CPE Inc.’s consolidated financial statements are substantially identical to CPE Resources’s financial statements, with the following exceptions:

•                        Tax agreement liability (see Note 10) and deferred tax assets relating thereto (see Note 17)

•                        Equity-based compensation (see Note 18)

•                        Earnings per share (see Note 20)

•                        Parent company only financial information (see Note 23)

•                        Supplemental guarantor information (see Note 25)

Principles of Consolidation

We consolidate the accounts of entities in which we have a controlling financial interest under the voting control model.  We account for our 50% non-operating interest in Decker Coal Company (“Decker”) using the proportionate consolidation method, whereby our share of Decker’s assets, liabilities, revenue and expenses are included in our consolidated financial statements.  Investments in other entities that we do not control but have the ability to exercise significant influence over the investee’s operating and financial policies, are accounted for under the equity method.  The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”).  All intercompany balances and transactions have been eliminated in the consolidated financial statements.

Certain amounts have been reclassified to conform to current period presentations.  Due to the tabular presentation of rounded amounts, certain tables reflect insignificant rounding differences.